Note 13 - Net Foreign Exchange Gain	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
13	Net foreign exchange gain

On October 1, 2018 the RBZ issued a directive to Zimbabwean banks to separate foreign currency from RTGS$ in the accounts held by their clients and pegged the RTGS$ at 1:1 to the US Dollars. On February 20, 2019 the RBZ issued a further monetary policy statement, which allowed inter-bank trading between RTGS$ and foreign currency. The interbank rate was introduced at 2.5 RTGS$ to 1 US Dollars and traded at 108.67 RTGS$ to 1 US Dollars as at December 31, 2021 ( December 31, 2020: 81.79 RTGS$). On June 24, 2019 the Government issued S.I. 142 which stated, “Zimbabwe dollar (“RTGS$”) to be the sole currency for legal tender purposes for any transactions in Zimbabwe”. Throughout these announcements and to the date of issue of these financial statements the US dollar has remained the primary currency in which the Group’s Zimbabwean entities operate and the functional currency of these entities.

Previously there was uncertainty as to what currency would be used to settle amounts owed to the Zimbabwe Government. The announcement of S.I. 142 clarified the Zimbabwean Government’s intentions that these liabilities were always denominated in RTGS$ and that RTGS$ would be the currency in which they would be settled. The devaluation of the deferred tax and electricity liabilities contributed the largest portion of the foreign exchange gain set out below.

In June 2021 the RBZ announced that companies that are listed on the VFEX will receive 100% of the revenue arising from incremental production in US Dollars. Blanket has subsequently received confirmation that the “baseline” level of production for the purposes of calculating incremental production is 148.38 Kg per month (approximately 57,000 ounces per annum). The payment of the increased US Dollars proceeds for incremental production was applied from July 1, 2021 and Blanket has received all amounts due in terms of this revised policy up to the date of approval of these financial statements. The CMCL listing on the VFEX should mean that Blanket will receive approximately 71.5% of its total revenues in US Dollars and the balance in RTGS$.

The table below illustrates the effect the weakening of the RTGS$ and other foreign currencies had on the consolidated statement of profit or loss and other comprehensive income.

	2021	2020	2019

Unrealised foreign exchange gain	2,755	8,367	31,411
Realised foreign exchange loss	(1,571)	(4,062)	(1,750)
Net foreign exchange gain	1,184	4,305	29,661